Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Crawford Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Crawford Multi-Asset Income Fund (the “Fund”) is to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Expense Example, above, affect the Fund’s performance. During the fiscal period September 12, 2017 through December 31, 2017, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues a multi-asset income strategy with the primary objective of generating current income. The Fund invests primarily in dividend paying common stocks, preferred stocks, corporate bonds, U.S. government securities, convertible bonds and real estate investment trusts (“REITs”). The Fund may invest throughout the investment quality spectrum, including issues with below investment grade ratings (“junk bonds”). Crawford Investment Counsel, Inc. (the “Adviser”) utilizes a bottom-up approach to security selection. The Fund emphasizes income over capital appreciation.

The Adviser seeks to provide diversified exposure across income producing assets. Within each asset class, the Adviser places an emphasis on the relative quality among the options available. The Adviser also assesses each security’s risk profile and attempts to balance the Fund’s holdings across the four primary risk categories of market risk, interest rate risk, oil/energy price risk and credit risk. The Fund plans to invest in high yield, dividend paying stocks across the capitalization spectrum. The Fund may invest in bonds of all maturities. The Fund’s maturity strategy will be heavily influenced by yield opportunities, which will be balanced by interest rate risk.

Under normal circumstances the Fund will invest at least 80% of its assets in income producing securities. The Fund may invest in equity securities of foreign issuers, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. The Fund may also invest in business development companies (“BDCs”), master limited partnerships (“MLPs”), residential mortgage backed securities (“RMBS”), commercial mortgage backed securities (“CMBS”), asset backed securities (“ABS”), and closed end funds. The Adviser typically seeks to hold between 30 and 125 securities (although the number may vary depending on market conditions).

The Fund may at times overweight certain economic sector/asset classes in comparison to the Fund’s benchmark, the NASDAQ U.S. Multi-Asset Diversified Income Index, because the Adviser seeks the best investment opportunities regardless of sector or asset class. The Adviser generally purchases securities for the long-term. As a result, the Adviser believes that under normal circumstances the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Adviser deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

The Fund may sell a security when the Adviser believes that the company’s fundamentals have deteriorated, if the company decreases its dividends, or if the security has become overvalued in the opinion of the Adviser. The Fund also may sell a security when the current yield is incompatible with the strategy’s income objective or the Adviser believes that a better investment opportunity is present.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline sharply in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Dividend Risk. Changes to the dividend policies of companies in which the Fund invests and the capital resources available for dividend payment at such companies may harm Fund performance. The Fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.
  Large-Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Small- and Mid-Cap Risk. Investments in small- and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in lower volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than larger companies.
  Interest Rate Risk. The market value of the securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates. Interest rate risk is the risk that the prices of securities held by the Fund (to the extent their prices are dependent on their income-producing features, such as dividends or interest) will decline over short or even long periods of time due to rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.
  Credit Risk. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Generally, the lower the credit rating of the security the greater the risk that the issuer will default on its obligations. If this occurs, or is perceived as likely to occur, the value of the security will likely fall.
  U.S. Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if it is not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of the government securities.
  Convertible Securities Risk. A convertible security is a fixed income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security) a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock. As a result of these features, a convertible security is subject to many of the risks to which common stock and fixed income securities are subject.
  Preferred Stock Risk. Preferred stock is subject to many of the risks to which common stock and fixed income securities are subject, such as interest rate risk and credit risk. In addition, preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.
  Management Risk. Because the Fund is actively managed, it may underperform its benchmark or other funds with similar investment objectives. The Adviser’s investment strategy may fail to produce the intended results and the Fund may fail to meet its investment objective.
  Foreign Securities Risk. Investing in foreign securities may involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.
  Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.
  Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Fund’s Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the values of the Fund’s foreign securities are subject to the risk of adverse changes in currency exchange rates.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.
  Publicly Traded Master Limited Partnership Risk. Investments in publicly traded master limited partnerships (“MLPs”) are subject to various risks related to the underlying operating companies controlled by the MLPs, including dependence upon specialized management skills and the risk that the underlying companies may lack or have limited operating histories. The success of the Fund’s investments also will vary depending on the underlying industry represented by the MLP’s portfolio. For example, when the Fund invests in MLPs that invest in oil and gas companies, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Similarly, MLPs that invest in real estate typically are subject to risks similar to those of a REIT. Unlike ownership of common stock of a corporation, the Fund would have limited voting rights and have no ability annually to elect directors in connection with its investment in a MLP.
  MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.
  BDC Risks. BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors, which may create uncertainty as to the value of the BDC’s investments. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.
  Closed-End Fund Risk. Closed-end funds are subject to management risk because the adviser to the underlying closed-end fund may be unsuccessful in meeting the fund’s investment objective. These funds may also trade at a discount or premium to their net asset value and may trade at a larger discount or smaller premium subsequent to purchase by the Fund. Since closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.
  Mortgage-Related and Other Asset-Backed Securities Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to credit risk because underlying loan borrowers may default. Borrower default rates may be significantly higher than estimated. Additionally, these securities are subject to call or prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity at faster or slower rates than expected.
  High Yield Securities Risk. Below investment grade bonds, known as “high yield” or “junk” bonds, often are considered to be speculative and present greater risk than bonds of higher quality, including an increased risk of default or price change due to changes in the issuer’s creditworthiness or changes in economic conditions. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.
  Sector Risk. To the extent that the Fund focuses its investments in one or more industries or sectors, factors negatively affecting those industries or sectors could cause significant losses to the Fund. For example, the Fund may have significant investment in the financial services sector. Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, increased government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets.
  Investment Company Securities Risks. When the Fund invests in other investment companies, including closed end investment companies and BDCs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds).
  New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.
  Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the Fund completes a full calendar year of operation.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after the Fund completes a full calendar year of operation.
Crawford Multi-Asset Income Fund | Crawford Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	$ 119
3 Years	rr_ExpenseExampleYear03	$ 372

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund’s Adviser has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.00% through April 30, 2021. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement is subject to recoupment by the Adviser in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement, whichever is less.